Stockholders' equity - Stock-based compensation - Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' equity
RSU's Fair value, Beginning balance (in shares)	15,912	12,849
RSU's, Number grants (in shares)	22,218	10,918	15,760
RSU's, Number Forfeited/Cancelled (in shares)	(2,142)		(639)
RSU's, Number Vested and Released (in shares)	(6,474)	(7,855)	(2,272)
RSU's Fair value, Ending balance (in shares)	29,514	15,912	12,849
RSU's Fair value, Opening balance (per share)	$ 51.46	$ 50.07
RSU's Fair value, grants in period (per share)	7.05	50.18	$ 48.95
RSU's Fair value, Forfeited/Cancelled in period (per share)	30.04		44.44
RSU's Fair value, vested in period (per share)	53.86	47.41	43.9
RSU's Fair value, Ending balance (per share)	$ 19.06	$ 51.46	$ 50.07
Outstanding, Aggregate Fair Value, beginning balance	$ 355	$ 523
Outstanding, Aggregate Fair Value, Vested and released	68	284	$ 100
Outstanding, Aggregate Fair Value, ending balance	$ 305	$ 355	$ 523
RSU's Vested and Deferred Release, Beginning balance (in shares)	1,184	497
RSUs, Vested and Deferred Release (in shares)		687	497
RSU's Vested and Deferred Release, Ending balance (in shares)	3,082	1,184	497
RSU's Vested Fair value, Opening balance (per share)	$ 46.9	$ 44.19
RSUs, Vested and Deferred Release (per share)		48.86	$ 44.19
RSU's Vested Fair value, Ending balance (per share)	$ 43.85	$ 46.9	$ 44.19
Aggregate Intrinsic Value	$ 32	$ 26	$ 20